Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 5,830	$ 1,026	$ 8,099	$ 3,135	$ 3,793	$ 3,589
General and administrative	1,567	509	2,817	1,197	1,656	1,420
Total operating expenses	7,397	1,535	10,916	4,332	5,449	5,009
Loss from operations	(7,397)	(1,535)	(10,916)	(4,332)	(5,449)	(5,009)
Other income (expense), net	(1,059)	5	(1,337)	145	288	(88)
Net loss	(8,456)	(1,530)	(12,253)	(4,187)	$ (5,161)	$ (5,097)
Unrealized (loss)/gain on available-for-sale securities	7		7
Comprehensive loss attributable to common shareholders	$ (8,449)	$ (1,530)	$ (12,246)	$ (4,187)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.12)	$ (0.43)	$ (2.38)	$ (1.18)	$ (1.45)	$ (1.47)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	7,564,538	3,554,345	5,155,338	3,551,586	3,566,849	3,469,153
Pro forma net loss per share attributable to common stockholders, basic and diluted (unaudited)					$ (0.82)
Weighted-average shares used in computing pro forma net loss per share attributable to common stockholders, basic and diluted (unaudited)					6,186,544